Earnings (Loss) Per Share Attributable to Quad/Graphics Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
Reconciliations of the numerator and the denominator of the basic and diluted per share computations for the Company's common stock, including the impact of discontinued operations, for the years ended December 31, 2013, 2012 and 2011 are summarized as follows:

	2013	2012	2011
Numerator:
Net earnings (loss) from continuing operations	$30.9	$56.3	$(8.0)
Adjustments to net earnings (loss) from continuing operations
Net (earnings) loss attributable to noncontrolling interests	1.6	0.3	(0.3)
Allocation to participating securities	(1.1)	(3.2)	—
Net earnings (loss) from continuing operations - adjusted	$31.4	$53.4	$(8.3)

Loss from discontinued operations, net of tax	$—	$(3.2)	$(38.6)
Adjustments to loss from discontinued operations, net of tax
Gain on disposal of discontinued operations, net of tax	—	34.0	—
Income (loss) from discontinued operations, net of tax	$—	$30.8	$(38.6)

Net earnings (loss) attributable to Quad/Graphics common shareholders	$32.5	$87.4	$(46.9)
Adjustments to net earnings (loss) attributable to Quad/Graphics common shareholders
Allocation to participating securities	(1.1)	(3.2)	—
Net earnings (loss) attributable to Quad/Graphics common shareholders - adjusted	$31.4	$84.2	$(46.9)

Denominator:
Basic weighted average number of common shares outstanding for all classes of common shares	47.0	46.8	47.1
Plus: effect of dilutive equity incentive instruments	1.0	0.4	—
Diluted weighted average number of common shares outstanding for all classes of common shares	48.0	47.2	47.1

Earnings (loss) per share attributable to Quad/Graphics common shareholders:
Basic:
Continuing operations	$0.67	$1.14	$(0.18)
Discontinued operations	—	0.66	(0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$0.67	$1.80	$(1.00)

Diluted:
Continuing operations	$0.65	$1.13	$(0.18)
Discontinued operations	—	0.65	(0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$0.65	$1.78	$(1.00)

Cash dividends paid per common share for all classes of common shares	$1.20	$3.00	$0.60